1. Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Earnings Available to Common Shareholders
Basic earnings	$ 9,388	$ 6,035	$ 4,783
Effect of dilutive securities: Stock options	0	0	0
Diluted earnings	$ 9,388	$ 6,035	$ 4,783
Common Shares
Basic earnings per common share (in shares)	5,615,666	5,613,495	5,559,401
Effect of dilutive securities: Stock options (in shares)	26,326	9,725	3,206
Diluted earnings per common share (in shares)	5,641,992	5,623,220	5,562,607
Per Share Amount
Basic earnings per common share (in dollars per share)	$ 1.67	$ 1.08	$ 0.86
Diluted earnings per common share (in dollars per share)	$ 1.66	$ 1.07	$ 0.86